Revenue	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
REVENUE

NOTE 7 — REVENUE

	2025	2024	2023
Supply chain services	$12,481,187	$10,145,855	$8,051,575
Procurement and distribution	7,511,591	6,217,798	4,481,379
Consignment sales and other revenue	321,040	324,711	23,037
Total Revenue	$20,313,818	$16,688,364	$12,555,991

During the years ended March 31, 2025, 2024 and 2023, $12,481,187, $10,145,855 and $8,051,575 of revenue were recognized, respectively, over time when services are delivered to customers over a short period of time. During the years ended March 31, 2025, 2024 and 2023, $7,832,631, $6,542,509 and $4,504,416 of revenue were recognized, respectively, in time when the goods are delivered to customers.

The Company presents the consideration that a customer pays before the Company transfers a service or goods to the customer as a contract liability when the payment is made. Contract liability is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of March 31, 2025, the balance of contract liability was $124,507. The contract liability amounted to $191,066 and $268,068 as of March 31, 2024 and 2023, respectively, were recognized as revenue within the year ended March 31, 2025 and 2024, respectively.